Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	COMMERCE FUNDS
Entity Central Index Key	0000926243
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000027719
Shareholder Report [Line Items]
Fund Name	Commerce Growth Fund
Trading Symbol	CFGRX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Commerce Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Material Fund Change Notice [Text Block]	This report also describes changes to the Fund that occurred after the end of the reporting period.
Additional Information Phone Number	1-800-995-6365
Additional Information Website	www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce Growth Fund	$37	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%	[1]
Material Change Date	Apr. 30, 2026
AssetsNet	$ 192,482,950
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 402,507
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	A
Total Net Assets	$192,482,950
# of Portfolio Holdings	52
Portfolio Turnover Rate	14%
Total Advisory Fees Paid	$402,507

Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Table Summary
Value	Value
Other	1.0%
Energy	1.0%
Exchange Traded Fund	1.3%
Consumer Staples	3.1%
Industrials	4.6%
Financials	5.5%
Health Care	5.5%
Communication Services	13.5%
Consumer Discretionary	14.3%
Information Technology	50.0%

Largest Holdings [Text Block]

Top Ten Issuers (% of Total Net Assets)

Table Summary
NVIDIA Corp.	13.5%
Apple, Inc.	11.0%
Microsoft Corp.	9.4%
Alphabet, Inc., Class A	7.0%
Broadcom, Inc.	5.3%
Amazon.com, Inc.	5.1%
Meta Platforms, Inc., Class A	3.1%
Tesla, Inc.	2.9%
Eli Lilly & Co.	2.0%
Visa, Inc., Class A	1.6%

Material Fund Change Expenses [Text Block]	At its May 14, 2026 meeting, the Board of Trustees of The Commerce Funds approved the permanent reduction of the Fund's contractual fee rate, as well as a new contractual expense limitation for the Fund. Effective August 1, 2026, under the new contractual fee rate, the Fund's management fee, calculated as a percentage of the Fund's average daily net assets, will be reduced to 0.30%, and the Fund's contractual expense limitation will be reduced to 0.70%.
Updated Prospectus Phone Number	1-800-995-6365
Updated Prospectus Email Address	commercefunds@commercebank.com
Updated Prospectus Web Address	https://www.commercefunds.com/literature-and-resources/prospectus-and-guide
C000027721
Shareholder Report [Line Items]
Fund Name	Commerce Value Fund
Trading Symbol	CFVLX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Commerce Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Material Fund Change Notice [Text Block]	This report also describes changes to the Fund that occurred after the end of the reporting period.
Additional Information Phone Number	1-800-995-6365
Additional Information Website	www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce Value Fund	$36	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[2]
Material Change Date	Apr. 30, 2026
AssetsNet	$ 229,911,519
Holdings Count | Holding	58
Advisory Fees Paid, Amount	$ 353,323
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	A
Total Net Assets	$229,911,519
# of Portfolio Holdings	58
Portfolio Turnover Rate	19%
Total Advisory Fees Paid	$353,323

Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Table Summary
Value	Value
Other	8.4%
Utilities	4.4%
Consumer Discretionary	6.7%
Energy	7.3%
Consumer Staples	7.9%
Communication Services	9.1%
Health Care	10.6%
Industrials	12.1%
Information Technology	13.8%
Financials	19.6%

Largest Holdings [Text Block]

Top Ten Issuers (% of Total Net Assets)

Table Summary
Alphabet, Inc., Class A	3.6%
Texas Instruments, Inc.	2.8%
JPMorgan Chase & Co.	2.4%
Eaton Corp. PLC	2.4%
Morgan Stanley	2.3%
Cisco Systems, Inc.	2.3%
Berkshire Hathaway, Inc., Class B	2.2%
Blackrock, Inc.	2.2%
Bank of America Corp.	2.1%
Prologis, Inc.	2.0%

Material Fund Change Expenses [Text Block]	At its May 14, 2026 meeting, the Board of Trustees of The Commerce Funds approved the permanent reduction of the Fund's contractual fee rate. Effective August 1, 2026, under the new contractual fee rate, the Fund's management fee, calculated as a percentage of the Fund's average daily net assets, will be reduced to 0.25%.
Updated Prospectus Phone Number	1-800-995-6365
Updated Prospectus Email Address	commercefunds@commercebank.com
Updated Prospectus Web Address	https://www.commercefunds.com/literature-and-resources/prospectus-and-guide
C000027723
Shareholder Report [Line Items]
Fund Name	Commerce MidCap Growth Fund
Trading Symbol	CFAGX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Commerce MidCap Growth Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Material Fund Change Notice [Text Block]	This report also describes changes to the Fund that occurred after the end of the reporting period.
Additional Information Phone Number	1-800-995-6365
Additional Information Website	www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce MidCap Growth Fund	$44	0.89%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%	[3]
Material Change Date	Apr. 30, 2026
AssetsNet	$ 129,701,292
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 362,430
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	A
Total Net Assets	$129,701,292
# of Portfolio Holdings	76
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$362,430

Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Table Summary
Value	Value
Other	3.6%
Exchange Traded Fund	2.8%
Utilities	2.8%
Energy	2.9%
Communication Services	5.2%
Financials	6.7%
Health Care	13.5%
Information Technology	16.8%
Consumer Discretionary	19.1%
Industrials	26.0%

Largest Holdings [Text Block]

Top Ten Issuers (% of Total Net Assets)

Table Summary
Vertiv Holdings Co., Class A	4.0%
Howmet Aerospace, Inc.	3.0%
iShares Russell Mid-Cap Growth ETF	2.8%
Quanta Services, Inc.	2.5%
Monolithic Power Systems, Inc.	2.4%
Hilton Worldwide Holdings, Inc.	2.3%
Royal Caribbean Cruises Ltd.	2.1%
Comfort Systems USA, Inc.	2.0%
Cloudflare, Inc., Class A	1.9%
Vistra Corp.	1.7%

Material Fund Change Expenses [Text Block]	At its May 14, 2026 meeting, the Board of Trustees of The Commerce Funds approved the permanent reduction of the Fund's contractual fee rate. Effective August 1, 2026, under the new contractual fee rate, the Fund's management fee, calculated as a percentage of the Fund's average daily net assets, will be reduced to 0.30%.
Updated Prospectus Phone Number	1-800-995-6365
Updated Prospectus Email Address	commercefunds@commercebank.com
Updated Prospectus Web Address	https://www.commercefunds.com/literature-and-resources/prospectus-and-guide
C000246257
Shareholder Report [Line Items]
Fund Name	Commerce MidCap Value Fund
Trading Symbol	CFMVX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Commerce MidCap Value Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Material Fund Change Notice [Text Block]	This report also describes changes to the Fund that occurred after the end of the reporting period.
Additional Information Phone Number	1-800-995-6365
Additional Information Website	www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Commerce MidCap Value Fund	$37	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized
Footnote**	Reflects fee waiver and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[4]
Material Change Date	Apr. 30, 2026
AssetsNet	$ 38,981,055
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 31,780
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	A
Total Net Assets	$38,981,055
# of Portfolio Holdings	81
Portfolio Turnover Rate	28%
Total Advisory Fees Paid	$31,780

Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Table Summary
Value	Value
Other	13.7%
Materials	4.8%
Health Care	6.5%
Energy	6.7%
Utilities	6.8%
Consumer Discretionary	8.0%
Real Estate	8.6%
Information Technology	13.7%
Financials	15.0%
Industrials	17.2%

Largest Holdings [Text Block]

Top Ten Issuers (% of Total Net Assets)

Table Summary
iShares Russell Mid-Cap Value ETF	4.0%
Monolithic Power Systems, Inc.	1.7%
State Street Institutional US Government Money Market Fund, Premier Class	1.7%
Microchip Technology, Inc.	1.7%
TD SYNNEX Corp.	1.6%
Skyworks Solutions, Inc.	1.5%
Cummins, Inc.	1.4%
State Street Corp.	1.4%
Eaton Corp. PLC	1.3%
Littelfuse, Inc.	1.3%

Material Fund Change Expenses [Text Block]	At its May 14, 2026 meeting, the Board of Trustees of The Commerce Funds approved the permanent reduction of the Fund's contractual fee rate. Effective August 1, 2026, under the new contractual fee rate, the Fund's management fee, calculated as a percentage of the Fund's average daily net assets, will be reduced to 0.30%.
Updated Prospectus Phone Number	1-800-995-6365
Updated Prospectus Email Address	commercefunds@commercebank.com
Updated Prospectus Web Address	https://www.commercefunds.com/literature-and-resources/prospectus-and-guide
C000027729
Shareholder Report [Line Items]
Fund Name	Commerce Bond Fund
Trading Symbol	CFBNX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Commerce Bond Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Material Fund Change Notice [Text Block]	This report also describes changes to the Fund that occurred after the end of the reporting period.
Additional Information Phone Number	1-800-995-6365
Additional Information Website	www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce Bond Fund	$31	0.63%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.63%	[5]
Material Change Date	Apr. 30, 2026
AssetsNet	$ 1,226,915,792
Holdings Count | Holding	461
Advisory Fees Paid, Amount	$ 2,188,059
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	A
Total Net Assets	$1,226,915,792
# of Portfolio Holdings	461
Portfolio Turnover Rate	5%
Total Advisory Fees Paid	$2,188,059

Holdings [Text Block]

Types of Security Allocation (% of Total Net Assets)

Table Summary
Value	Value
U.S. Government Agency Obligations	0.2%
Investment Company	1.0%
Municipal Bond Obligations	6.1%
Asset-Backed Securities	9.8%
U.S. Treasury Obligations	18.7%
Mortgage-Backed Obligations	27.9%
Corporate Obligations	35.8%

Credit Rating (% of Total Net Assets)Footnote Reference*

Table Summary
AAA	11.2%
AA	11.5%
A	21.4%
BBB	14.1%
CCC	0.2%
U.S. Govt.	39.1%
Non-Rated	2.0%
Footnote	Description
Footnote*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Ratings Selection [Text Block]	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change Expenses [Text Block]	At its May 14, 2026 meeting, the Board of Trustees of The Commerce Funds approved the permanent reduction of the Fund's contractual fee rate, as well as a new contractual expense limitation for the Fund. Effective August 1, 2026, under the new contractual fee rate, the Fund's management fee, calculated as a percentage of the Fund's average daily net assets, will be reduced to 0.13%, and the Fund's contractual expense limitation will be reduced to 0.45%.
Updated Prospectus Phone Number	1-800-995-6365
Updated Prospectus Email Address	commercefunds@commercebank.com
Updated Prospectus Web Address	https://www.commercefunds.com/literature-and-resources/prospectus-and-guide
C000027731
Shareholder Report [Line Items]
Fund Name	Commerce Short-Term Government Fund
Trading Symbol	CFSTX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Commerce Short-Term Government Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Material Fund Change Notice [Text Block]	This report also describes changes to the Fund that occurred after the end of the reporting period.
Additional Information Phone Number	1-800-995-6365
Additional Information Website	www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Commerce Short-Term Government Fund	$34	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized
Footnote**	Reflects fee waiver and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%	[6]
Material Change Date	Apr. 30, 2026
AssetsNet	$ 27,971,279
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	A
Total Net Assets	$27,971,279
# of Portfolio Holdings	113
Portfolio Turnover Rate	6%
Total Advisory Fees Paid	$0

Holdings [Text Block]

Types of Security Allocation (% of Total Net Assets)

Table Summary
Value	Value
Asset-Backed Securities	0.9%
U.S. Government Agency Obligations	1.8%
Investment Company	8.4%
Mortgage-Backed Obligations	42.7%
U.S. Treasury Obligations	46.2%

Credit Rating (% of Total Net Assets)Footnote Reference*

Table Summary
AAA	12.9%
AA	2.3%
BB	0.6%
U.S. Govt.	82.9%
Non-Rated	1.3%
Footnote	Description
Footnote*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Ratings Selection [Text Block]	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change Objectives [Text Block]

At its May 14, 2026 meeting, the Board of Trustees of The Commerce Funds approved a plan to liquidate and terminate the Fund (the "Liquidation"). The Liquidation is anticipated to occur on or about August 31, 2026.

Updated Prospectus Phone Number	1-800-995-6365
Updated Prospectus Email Address	commercefunds@commercebank.com
Updated Prospectus Web Address	https://www.commercefunds.com/literature-and-resources/prospectus-and-guide
C000027733
Shareholder Report [Line Items]
Fund Name	Commerce National Tax-Free Intermediate Bond Fund
Trading Symbol	CFNLX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Commerce National Tax-Free Intermediate Bond Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Material Fund Change Notice [Text Block]	This report also describes changes to the Fund that occurred after the end of the reporting period.
Additional Information Phone Number	1-800-995-6365
Additional Information Website	www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce National Tax-Free Intermediate Bond Fund	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[7]
Material Change Date	Apr. 30, 2026
AssetsNet	$ 349,540,343
Holdings Count | Holding	352
Advisory Fees Paid, Amount	$ 610,015
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	A
Total Net Assets	$349,540,343
# of Portfolio Holdings	352
Portfolio Turnover Rate	10%
Total Advisory Fees Paid	$610,015

Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Table Summary
Value	Value
Other	6.2%
Industrial Development Revenue/Pollution Control Revenue	3.4%
Student	4.9%
Higher Education	5.6%
Single Family Housing	6.4%
Lease	9.1%
Transportation	10.6%
Hospital	13.3%
Limited Tax	16.0%
General Obligations	24.2%

Credit Rating (% of Total Net Assets)Footnote Reference*

Table Summary
AAA	3.3%
AA	61.7%
A	30.8%
BBB	0.5%
Non-Rated	3.5%
Footnote	Description
Footnote*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Ratings Selection [Text Block]	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change Expenses [Text Block]	At its May 14, 2026 meeting, the Board of Trustees of The Commerce Funds approved the permanent reduction of the Fund's contractual fee rate. Effective August 1, 2026, under the new contractual fee rate, the Fund's management fee, calculated as a percentage of the Fund's average daily net assets, will be reduced to 0.30%.
Updated Prospectus Phone Number	1-800-995-6365
Updated Prospectus Email Address	commercefunds@commercebank.com
Updated Prospectus Web Address	https://www.commercefunds.com/literature-and-resources/prospectus-and-guide
C000027715
Shareholder Report [Line Items]
Fund Name	Commerce Missouri Tax-Free Intermediate Bond Fund
Trading Symbol	CFMOX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Commerce Missouri Tax-Free Intermediate Bond Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Material Fund Change Notice [Text Block]	This report also describes changes to the Fund that occurred after the end of the reporting period.
Additional Information Phone Number	1-800-995-6365
Additional Information Website	www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Commerce Missouri Tax-Free Intermediate Bond Fund	$34	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[8]
Material Change Date	Apr. 30, 2026
AssetsNet	$ 218,876,190
Holdings Count | Holding	208
Advisory Fees Paid, Amount	$ 459,042
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	A
Total Net Assets	$218,876,190
# of Portfolio Holdings	208
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$459,042

Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Table Summary
Value	Value
Other	1.1%
Investment Company	1.8%
Power	2.1%
Higher Education	3.4%
Single Family Housing	4.8%
Limited Tax	5.1%
Transportation	6.3%
Hospital	13.8%
General Obligations	25.9%
Lease	34.9%

Credit Rating (% of Total Net Assets)Footnote Reference*

Table Summary
AAA	0.1%
AA	55.8%
A	36.6%
BBB	3.4%
Non-Rated	3.3%
Footnote	Description
Footnote*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Ratings Selection [Text Block]	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change Expenses [Text Block]	At its May 14, 2026 meeting, the Board of Trustees of The Commerce Funds approved the permanent reduction of the Fund's contractual fee rate. Effective August 1, 2026, under the new contractual fee rate, the Fund's management fee, calculated as a percentage of the Fund's average daily net assets, will be reduced to 0.30%.
Updated Prospectus Phone Number	1-800-995-6365
Updated Prospectus Email Address	commercefunds@commercebank.com
Updated Prospectus Web Address	https://www.commercefunds.com/literature-and-resources/prospectus-and-guide
C000027717
Shareholder Report [Line Items]
Fund Name	Commerce Kansas Tax-Free Intermediate Bond Fund
Trading Symbol	KTXIX
Annual or Semi-Annual Statement [Text Block]	This Semi-Annual shareholder report contains important information about Commerce Kansas Tax-Free Intermediate Bond Fund for the period of November 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at www.commercefunds.com. You can also request this information by contacting us at 1-800-995-6365.
Material Fund Change Notice [Text Block]	This report also describes changes to the Fund that occurred after the end of the reporting period.
Additional Information Phone Number	1-800-995-6365
Additional Information Website	www.commercefunds.com
Expenses [Text Block]

What were the Fund costs for the last six months?

Semi-Annual Fund Operating Expenses

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference**
Commerce Kansas Tax-Free Intermediate Bond Fund	$35	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized
Footnote**	Reflects fee waiver and/or expense reimbursements, without which expenses would have been higher.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[9]
Material Change Date	Apr. 30, 2026
AssetsNet	$ 101,177,343
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 173,796
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
FUND STATISTICS	A
Total Net Assets	$101,177,343
# of Portfolio Holdings	106
Portfolio Turnover Rate	12%
Total Advisory Fees Paid	$173,796

Holdings [Text Block]

Sector Allocation (% of Total Net Assets)

Table Summary
Value	Value
Transportation	1.3%
Power	2.0%
Multi Family Housing	2.0%
Higher Education	3.8%
Investment Company	4.1%
Water/Sewer	4.9%
Hospital	6.8%
Lease	9.7%
Limited Tax	10.9%
General Obligations	53.8%

Credit Rating (% of Total Net Assets)Footnote Reference*

Table Summary
AAA	7.4%
AA	70.0%
A	13.5%
BBB	3.1%
Non-Rated	5.4%
Footnote	Description
Footnote*	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Ratings Selection [Text Block]	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated Non-Rated or N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Material Fund Change Expenses [Text Block]	At its May 14, 2026 meeting, the Board of Trustees of The Commerce Funds approved the permanent reduction of the Fund's contractual fee rate. Effective August 1, 2026, under the new contractual fee rate, the Fund's management fee, calculated as a percentage of the Fund's average daily net assets, will be reduced to 0.30%.
Updated Prospectus Phone Number	1-800-995-6365
Updated Prospectus Email Address	commercefunds@commercebank.com
Updated Prospectus Web Address	https://www.commercefunds.com/literature-and-resources/prospectus-and-guide

[1]	Annualized
[2]	Annualized
[3]	Annualized
[4]	Annualized
[5]	Annualized
[6]	Annualized
[7]	Annualized
[8]	Annualized
[9]	Annualized